Basic and Diluted Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022

	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(5,414)	(3,892)	(13,281)	(12,295)

Basic and diluted weighted average number of shares	52,389	52,196	52,384	52,190

Basic and diluted loss per share	(0.10)	(0.07)	(0.25)	(0.24)